Investments in Other Entities	12 Months Ended
Dec. 31, 2017
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Investments in Other Entities

Note 9. Investments in Other Entities

As of December 31, 2017 and 2016 the investment in other entities is integrated as follows:

	2017		2016
Investment in Associates and Joint Ventures	Ps.	11,501	Ps.	22,357
Venezuela Investment		1,039		—

	Ps.	12,540	Ps.	22,357

Effective December 31, 2017, the Company determined that deteriorating conditions in Venezuela had led the Company to not longer meet the accounting criteria to consolidate its Venezuelan operation, the impacts of such deconsolidation are discussed on Note 3.3 above.

Details of the investment in associates and joint ventures are accounted for under the equity method at the end of the reporting period as follows:

			Ownership Percentage		Carrying Amount
Investee	Principal Activity	Place of Incorporation	2017	2016	2017	2016
Joint ventures:
Compañía Panameña de Bebidas, S.A.P.I. de C.V.	Beverages	Mexico	50.0%	50.0%	Ps.2,036	Ps.1,911
Dispensadoras de Café, S.A.P.I. de C.V.	Services	Mexico	50.0%	50.0%	153	145
Estancia Hidromineral Itabirito, LTDA	Bottling and Distribution	Brazil	50.0%	50.0%	—	96
Fountain Agua Mineral, LTDA	Beverages	Brazil	50.0%	50.0%	784	765
Coca-Cola FEMSA Philippines, Inc.	Bottling	Philippines	—	51.0%	—	11,460
Associates:
Promotora Industrial Azucarera, S.A. de C.V. (“PIASA”) (1)	Sugar production	Mexico	36.4%	36.4%	2,933	2,657
Jugos del Valle, S.A.P.I. de C.V. (1)	Beverages	Mexico	26.3%	26.3%	1,560	1,574
Leao Alimentos e Bebidas, LTDA (1)	Beverages	Brazil	24.4%	27.7%	3,001	3,282
UBI 3 Participacoes, LTDA(1)	Beverages	Brazil	26%	—	391	—
Industria Envasadora de Querétaro, S.A. de C.V. (“IEQSA”) (1)	Caned bottling	Mexico	26.5%	26.5%	177	177
Industria Mexicana de Reciclaje, S.A. de C.V. (“IMER”) (1)	Recycling	Mexico	35.0%	35.0%	121	100
KSP Participacoes, LTDA (1)	Beverages	Brazil	38.7%	38.7%	117	126
Other	Various	Various	Various	Various	228	64

					Ps.11,501	Ps.22,357

Accounting method:

(1)	The Company has significant influence due to the fact that it has power to participate in the financial and operating policy decisions of the investee.

During 2017 the Company received dividends from Industria Envasadora de Querétaro, S.A. de C.V. (“IEQSA”) and Promotora Mexicana de Embotelladores, S.A. de C.V. in the amount of Ps. 16 and Ps. 17.

During 2017 the Company made capital contributions to Compañía Panameña de Bebidas, S.A.P.I. de C.V. and Promotora Industrial Azucarera, S.A. de C.V. in the amounts of Ps. 349 and Ps. 182, respectively, there were no changes in the ownership percentage as a result of capital contributions made by the other shareholders. On June 25, 2017, the Company through its Brazilian subsidiary Spal Industria Brasileira de Bebidas, S.A. sold 3.05% of their participation in Leao Alimentos e Bebidas, LTDA for an amount of Ps. 198.

On March 28, 2017 as part of AdeS acquisition the Company acquired an indirect participacion in equity method investees in Brazil and Argentina for an aggregate amount of Ps.587. During 2017, Itabirito merged with Spal this transaction did not generated any cash flow.

As mentioned in Note 4, on December 6, 2016 the Company through its subsidiary Spal completed the acquisition of 100% of Vonpar. As part of this acquisition Spal increase its equity interest by 3.36% in Leao Alimentos e Bebidas, LTDA.

During 2016 the Company made capital contributions to Leao Alimentos e Bebidas, LTDA, Compañía Panameña de Bebidas, S.A.P.I. de C.V. and Promotora Industrial Azucarera, S.A. de C.V. in the amounts of Ps. 1,273, Ps. 419 and Ps. 376, respectively, there were no changes in the ownership percentage as a result of capital contributions made by the other shareholders.

During 2016 the Company received dividends from Industria Envasadora de Queretaro, S.A. de C.V., and Estancia Hidromineral Itabirito, LTDA in the amount of Ps. 5 and Ps. 190.

As disclosed in Note 4.1.2, commencing on February 1, 2017, the Company started consolidating CCFPI’s financial results in its financial statements.

For the years ended December 31, 2017, 2016 and 2015 the equity method recognized for associates was Ps. 235, Ps. 31 and Ps. 185, respectively.

For the years ended December 31, 2017, 2016 and 2015 the equity method recognized for joint ventures was Ps. (175), Ps. 116 and Ps. (30), respectively.